As of December 31, 2022, the Company has the following payment commitments with respect to consulting and other contractual obligations: (Details)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 1,608,000
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	745,000
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations	$ 863,000